Tax reforms Colombia (Tables)	12 Months Ended
Dec. 31, 2023
Tax reform in Colombia
Schedule of surcharge rate

Surcharge Price Triggers applicable for fiscal year 2024	Surcharge rate
< US$ 67.18 /bbl	0%
US$ 67.18 to US$ 76.39 /bbl	5%
US$ 76.39 to US$ 79.87 /bbl	10%
> US$ 79.87 /bbl	15%